Convertible Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of Convertible Preferred Stock

Convertible preferred stock as of December 31, 2019 consisted of the following (in thousands, except share amounts):

Convertible	Shares	Issued and		Aggregate Liquidation
Preferred Stock	Authorized	Outstanding	Carrying Value	Preference
Series A	1,714,963	1,534,885	$15,163	$15,215
Series A-1	1,082,501	1,082,501	1,888	1,073
Total	2,797,464	2,617,386	$17,051	$16,288

Convertible preferred stock as of December 31, 2018 and 2019 consisted of the following (in thousands, except share amounts):

Convertible	Shares	Shares Issued and	Carrying Value at December 31,		Aggregate Liquidation
Preferred Stock	Authorized	Outstanding	2018	2019	Preference
Series A	1,714,963	1,534,885	$15,163	$15,163	$15,215
Series A-1	1,082,501	1,082,501	1,888	1,888	1,073
Total	2,797,464	2,617,386	$17,051	$17,051	$16,288